Share-based compensation - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation
Total fair values of options vested and recognized as expenses	$ 5,349,000	$ 3,681,000	$ 3,688,000
Share options granted		302,200	122,316
Unrecognized share-based compensation expenses	$ 921,000	$ 4,666,000
Weighted-average expense recognition period	1 year 1 month 21 days	2 years 15 days
Stock options vesting based on performance
Share-based compensation
Number of options vested	0	0
Employees
Share-based compensation
Expected future forfeiture rate	11.00%	6.00%
Share options granted	150,000	150,000
Employees | Stock options vesting based on performance | Minimum | Vesting Condition One
Share-based compensation
Expected market capitalization for option vesting	$ 500,000	$ 500,000
Employees | Stock options vesting based on performance | Minimum | Merger or acquisition of company
Share-based compensation
Total merger and acquisition	$ 500,000	$ 500,000
Management
Share-based compensation
Expected future forfeiture rate	17.00%	23.00%